Financial risk management - Summary of trade receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial risk management
Trade receivables	€ 35,436	€ 45,657
Not yet due
Financial risk management
Trade receivables	20,361	30,738
0-90 days overdue
Financial risk management
Trade receivables	7,280	8,403
90-180 days overdue
Financial risk management
Trade receivables	3,442	4,016
>180 days overdue
Financial risk management
Trade receivables	4,353	2,500
Gross
Financial risk management
Trade receivables	42,694	51,840
Gross | Not yet due
Financial risk management
Trade receivables	20,361	30,738
Gross | 0-90 days overdue
Financial risk management
Trade receivables	7,600	8,602
Gross | 90-180 days overdue
Financial risk management
Trade receivables	4,271	4,552
Gross | >180 days overdue
Financial risk management
Trade receivables	10,462	7,948
Loss allowance
Financial risk management
Trade receivables	(7,258)	(6,183)
Loss allowance | 0-90 days overdue
Financial risk management
Trade receivables	(320)	(199)
Loss allowance | 90-180 days overdue
Financial risk management
Trade receivables	(829)	(536)
Loss allowance | >180 days overdue
Financial risk management
Trade receivables	€ (6,109)	€ (5,448)